Note 6 - Operating Profit (Loss) (Tables)	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of other operating income (expense) [text block]
	Year Ended	Three Months Ended	Year Ended March 3 1
(US dollars in thousands)	June 30 2020	June 30 2019	201 9	2018
Amortization of intangible assets	868	223	990	840
Depreciation of property, plant and equipment	898	214	430	420
Operating lease costs – land and buildings	-	-	548	304
Operating lease costs – motor vehicles	-	-	65	-
Operating lease costs – other equipment	-	-	33	-
Gain/(loss) on foreign exchange	33	-	-	59
Auditors' remuneration – audit fees	161	97	253	414
Auditors' remuneration – audit related services	-	-	26	-
Auditors' remuneration – tax services	11	-	28	13
Directors emoluments	398	104	611	1,131
Gain/(loss) on disposal of assets	1,589	38	(2,615)	1,356